Segmental and Geographical Information - Summary of Revenue By Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,673,922	$ 1,021,037	$ 602,384
Cost of revenue	(902,994)	(561,191)	(303,934)
Gross profit	770,928	459,846	298,450
Less: Demand generation expense	(198,787)	(151,350)	(97,295)
Order contribution	572,141	308,496	201,155
Digital Platform
Disclosure Of Operating Segments [Line Items]
Revenue	1,246,384	829,206	586,789
Cost of revenue	(686,178)	(457,293)	(295,083)
Gross profit	560,206	371,913	291,706
Less: Demand generation expense	(198,787)	(151,350)	(97,295)
Order contribution	361,419	220,563	194,411
Digital Platform | Third-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	637,568	496,040	378,826
Digital Platform | Platform Services Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	1,033,156	701,246	488,995
Digital Platform | First-party Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	395,588	205,206	110,169
Digital Platform | Platform Fulfillment Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	213,228	127,960	97,794
Brand Platform
Disclosure Of Operating Segments [Line Items]
Revenue	390,014	164,210
Cost of revenue	(199,208)	(89,203)
Gross profit	190,806	75,007
In-Stores
Disclosure Of Operating Segments [Line Items]
Revenue	37,524	27,621	15,595
Cost of revenue	(17,608)	(14,695)	(8,851)
Gross profit	$ 19,916	$ 12,926	$ 6,744